Shareholder Report, Holdings (Details) - REX FANG & Innovation Equity Premium Income ETF	Jan. 31, 2025
Netflix, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
Meta Platforms, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%
Amazon.com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
Tesla, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Adobe, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
Salesforce, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
COMMUNICATION SERVICES
Holdings [Line Items]
Percent of Net Asset Value	7.51%
CONSUMER DISCRETIONARY
Holdings [Line Items]
Percent of Net Asset Value	21.08%
INFORMATION TECHNOLOGY - HARDWARE
Holdings [Line Items]
Percent of Net Asset Value	28.48%
INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
Holdings [Line Items]
Percent of Net Asset Value	22.54%